RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2017
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

12. RECLAMATION PROVISION

Agnico Eagle's reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates. The discount rates used in the calculation of the reclamation provision at December 31, 2017 ranged between 1.14% and 2.39% (2016 – between 0.74% and 2.35%).

The following table reconciles the beginning and ending carrying amounts of the Company's asset retirement obligations. The settlement of the obligation is estimated to occur through to 2067.

	Year Ended December 31, 2017	Year Ended December 31, 2016

Asset retirement obligations – long-term, beginning of year	$259,706	$269,068

Asset retirement obligations – current, beginning of year	5,953	4,443

Current year additions and changes in estimate, net	58,891	(9,112)

Current year accretion	5,247	3,847

Liabilities settled	(1,115)	(1,113)

Foreign exchange revaluation	21,004	(1,474)

Reclassification from long-term to current, end of year	(8,609)	(5,953)

Asset retirement obligations – long-term, end of year	$341,077	$259,706

The following table reconciles the beginning and ending carrying amounts of the Company's environmental remediation liability. The settlement of the obligation is estimated to occur through to 2025.

	Year Ended December 31, 2017	Year Ended December 31, 2016

Environmental remediation liability – long-term, beginning of year	$5,602	$7,231

Environmental remediation liability – current, beginning of year	3,240	1,802

Current year additions and changes in estimate, net	850	243

Liabilities settled	(4,559)	(1,606)

Foreign exchange revaluation	487	1,172

Reclassification from long-term to current, end of year	(1,429)	(3,240)

Environmental remediation liability – long-term, end of year	$4,191	$5,602